Trade and other payables - Summary of Trade and Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure detailed information about of trade payable [Abstract]
Trade payables	€ 31,868	€ 13,070
Accrued expenses	15,876	9,446
Employee related liabilities	2,941	950
Payroll taxes, social security and VAT payables	5,127	5,261
Trade payable to related party	0	28
Other payables	578	578
Total	€ 56,390	€ 29,333